STATEMENT OF INVESTMENTS March 31, 2021 (Unaudited)
General American Investors

1

	Shares	COMMON STOCKS		Value (Note 1a)
Communication Services (11.9%)	Media and Entertainment (9.8%)
	26,500	Alphabet Inc. (a)		$54,818,695
	50,500	Facebook, Inc. - Class A (a)		14,873,765
	159,035	Liberty Broadband Corporation (a)		23,879,105
	91,478	The Walt Disney Company (a)		16,879,521
			(Cost $50,473,702)	110,451,086
	Telecommunication Services (2.1%)
	192,950	T-Mobile US, Inc. (a)	(Cost $21,614,952)	24,174,706
			(Cost $72,088,654)	134,625,792

Consumer Discretionary (12.1%)	Automobiles and Components (0.9%)
	183,575	CDK Global, Inc.	(Cost $9,175,980)	9,924,065

	Retailing (11.2%)
	14,500	Amazon.com, Inc. (a)		44,864,160
	3,000	Booking Holdings Inc. (a)		6,989,520
	74,565	Expedia Group, Inc. (a)		12,834,128
	130,951	Target Corporation		25,937,464
	550,092	The TJX Companies, Inc.		36,388,586
			(Cost $35,744,008)	127,013,858
			(Cost $44,919,988)	136,937,923

Consumer Staples (11.9%)	Food, Beverage and Tobacco (6.1%)
	100,118	Danone (France)		6,868,390
	40,810	Diageo plc ADR (United Kingdom)		6,701,410
	325,000	Nestlé S.A. (Switzerland)		36,222,293
	140,000	PepsiCo, Inc.		19,803,000
			(Cost $24,052,037)	69,595,093
	Food and Staples Retailing (3.2%)
	65,000	Costco Wholesale Corporation		22,911,200
	100,140	Walmart Inc.		13,602,016
			(Cost $15,019,641)	36,513,216

	Household and Personal Products (2.6%)
	530,000	Unilever PLC (Netherlands/United Kingdom)	(Cost $15,024,215)	29,572,445
			(Cost $54,095,893)	135,680,754

Energy (3.3%)	669,230	Cameco Corporation (Canada)		11,115,910
	77,827	Chevron Corporation		8,155,491
	1,226,434	Energy Transfer LP		9,419,013
	3,830,440	Gulf Coast Ultra Deep Royalty Trust		153,218
	296,300	Halliburton Company		6,358,598
	350,000	Helix Energy Solutions Group, Inc. (a)		1,767,500
			(Cost $25,284,874)	36,969,730

Financials (17.0%)	Banks (2.6%)
	80,000	JPMorgan Chase & Co.		12,178,400
	110,000	M&T Bank Corporation		16,677,100
			(Cost $3,239,993)	28,855,500
	Diversified Financials (6.1%)
	110	Berkshire Hathaway Inc. - Class A (a)(b)		42,427,220
	36,549	Berkshire Hathaway Inc. - Class B (a)		9,337,173
	243,415	Nelnet, Inc.		17,706,007
			(Cost $10,554,790)	69,470,400

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STATEMENT OF INVESTMENTS March 31, 2021 (Unaudited) - continued
General American Investors

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Financials (17.0%) (continued)	Insurance (8.3%)
	856,828	Arch Capital Group Ltd. (a) (Bermuda)		$32,876,490
	250,000	Axis Capital Holdings Limited (Bermuda)		12,392,500
	121,500	Everest Re Group, Ltd. (Bermuda)		30,108,915
	316,927	MetLife, Inc.		19,265,992
			(Cost $28,961,538)	94,643,897
			(Cost $42,756,321)	192,969,797

Health Care (7.6%)	Health Care Equipment and Services (0.6%)
	62,000	Abbott Laboratories	(Cost $5,079,301)	7,430,080

	Pharmaceuticals, Biotechnology and Life Sciences (7.0%)
	45,000	Biohaven Pharmaceutical Holding Company Ltd. (a)		3,075,750
	100,900	Gilead Sciences, Inc.		6,521,167
	347,497	Intra-Cellular Therapies, Inc. (a)		11,790,573
	285,000	Kindred Biosciences, Inc. (a)		1,416,450
	245,191	Merck & Co., Inc.		18,901,774
	986,595	Paratek Pharmaceuticals, Inc. (a)		6,965,361
	390,808	Pfizer Inc.		14,158,974
	850,000	Valneva SE (a) (France)		10,566,027
	1,827,497	VBI Vaccines, Inc. (a) (Canada)		5,683,516
			(Cost $48,460,637)	79,079,592
			(Cost $53,539,938)	86,509,672

Industrials (9.3%)	Capital Goods (3.3%)
	146,131	Eaton Corporation plc (Ireland)		20,206,995
	217,541	Raytheon Technologies Corporation		16,809,393
			(Cost $19,947,387)	37,016,388
	Commercial and Professional Services (6.0%)
	189,085	Otis Worldwide Corporation		12,942,868
	562,895	Republic Services, Inc.		55,923,618
			(Cost $17,569,061)	68,866,486
			(Cost $37,516,448)	105,882,874

Information Technology (23.5%)	Semiconductors and Semiconductor Equipment (8.3%)
	293,364	AIXTRON SE (a) (Germany)		6,665,542
	141,652	Applied Materials, Inc.		18,924,707
	85,850	ASML Holding N.V. (Netherlands)		53,000,356
	68,009	Universal Display Corporation		16,102,491
			(Cost $14,499,446)	94,693,096
	Software and Services (8.2%)
	92,653	Akamai Technologies, Inc. (a)		9,441,341
	75,101	Citrix Systems, Inc.		10,541,176
	245,000	Microsoft Corporation		57,763,650
	250,000	Nuance Communications, Inc. (a)		10,910,000
	11,000	Tyler Technologies, Inc. (a)		4,669,830
			(Cost $32,024,779)	93,325,997
	Technology, Hardware and Equipment (7.0%)
	358,000	Apple Inc.		43,729,700
	525,000	Cisco Systems, Inc.		27,147,750
	95,000	Lumentum Holdings Inc. (a)		8,678,250
			(Cost $16,127,429)	79,555,700
			(Cost $62,651,654)	267,574,793

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STATEMENT OF INVESTMENTS March 31, 2021 (Unaudited) - continued
General American Investors

(see notes to unaudited financial statements)

	Shares	COMMON STOCKS (continued)		Value (Note 1a)
Materials (2.6%)	132,554	Agnico Eagle Mines Limited (Canada)		$7,662,947
	380,300	Barrick Gold Corporation (Canada)		7,529,940
	699,669	Cleveland-Cliffs Inc. (a)		14,070,344
			(Cost $24,227,446)	29,263,231

Miscellaneous (2.0%)	1,077,544	Other (c)	(Cost $19,153,930)	22,832,782

		TOTAL COMMON STOCKS (101.2%)	(Cost $436,235,146)	1,149,247,348

	Rights	RIGHTS (a)
Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	1,415,824	Elanco Animal Health Incorporated/ December 31, 2021/$0.25	(Cost $35,646)	—
		OPTIONS (a)
Call Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/ EXERCISE PRICE/NOTIONAL
Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	1,000	Gilead Sciences, Inc./June 18, 2021/$65/$6,500,000	(Cost $268,590)	257,000

	Shares	SHORT-TERM SECURITY AND OTHER ASSETS
	188,702,028	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (d) (16.6%)	(Cost $188,702,028)	188,702,028

Total Investments (e) (117.8%)			(Cost $625,241,410)	1,338,206,376
Liabilities in excess of other assets (-1.1%)				(12,573,481)
				1,325,632,895
Preferred Stock (-16.7%)				(190,117,175)
Net Assets Applicable To Common Stock (100%)				$1,135,515,720

ADR - American Depository Receipt

(a)Non-income producing security.

(b)50 shares of 110 total shares held as collateral for options written.

(c)Securities which have been held for less than one year, not previously disclosed, and not restricted.

(d)7-day yield.

(e)At March 31, 2021, the cost of investments and derivatives for Federal income tax purposes was $625,752,584; aggregate gross unrealized appreciation was $719,660,642; aggregate gross unrealized depreciation was $7,344,249; and net unrealized appreciation was $712,316,393.

STATEMENT OF OPTIONS WRITTEN March 31, 2021 (Unaudited)

Call Options	Contracts (100 shares each)	COMPANY/EXPIRATION DATE/ EXERCISE PRICE/NOTIONAL	Premiums Received*	Value (Note 1a)
Materials (0.0%)	1,000	Cleveland-Cliffs Inc./May 21, 2021/$18/$1,800,000	$70,519	$345,000

PUT OPTIONS
Media and Entertainment (0.1%)	2,167	ANGI Inc./May 21, 2021/$15/$3,250,500	544,456	574,255

Materials (0.0%)	1,000	Cleveland-Cliffs Inc./May 21, 2021/$15/$1,500,000	142,808	42,000

Pharmaceuticals, Biotechnology and Life Sciences (0.0%)	1,000	Gilead Sciences, Inc./June 18, 2021/$60/$6,000,000	251,073	185,000
		TOTAL PUT OPTIONS (0.1%)	938,337	801,255

		TOTAL OPTIONS WRITTEN (0.1%)	$1,008,856	$1,146,255

*The maximum cash outlay if all options are exercised is $12,550,500.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)
General American Investors

1. Significant Accounting Policies and Other Matters – General American Investors Company, Inc. (the “Company”), established in 1927, is registered under the Investment Company Act of 1940 as a closed-end, diversified management investment company. It is internally managed by its officers under the direction of the Board of Directors.

The accompanying financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) pursuant to the requirements for reporting; Accounting Standards Codification 946, Financial Services – Investment Companies (“ASC 946”), and Regulation S-X.

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, expenses, and gains and losses during the reported period. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ, and these differences could be material.

a.Security Valuation Equity securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Equity securities reported on the NASDAQ national market are valued at the official closing price on that day. Listed and NASDAQ equity securities for which no sales are reported on that day and other securities traded in the over-the-counter market are valued at the last bid price (asked price for options written) on the valuation date. Equity securities traded primarily in foreign markets are valued at the closing price of such securities on their respective exchanges or markets. Corporate debt securities, domestic and foreign, are generally traded in the over-the-counter market rather than on a securities exchange. The Company utilizes the latest bid prices provided by independent dealers and information with respect to transactions in such securities to determine current market value. If, after the close of foreign markets, conditions change significantly, the price of certain foreign securities may be adjusted to reflect fair value as of the time of the valuation of the portfolio. Investments in money market funds are valued at their net asset value.

b.Options The Company may purchase and write (sell) put and call options. The Company purchases put options or writes call options to hedge the value of portfolio investments while it purchases call options and writes put options to obtain equity market exposure. The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of the premium and a change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums received from writing options are reported as a liability on the Statement of Assets and Liabilities. Those that expire unexercised are treated by the Company on the expiration date as realized gains on written option transactions in the Statement of Operations. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on written option transactions in the Statement of Operations. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss on investments in the Statement of Operations. If a written put option is exercised, the premium reduces the cost basis for the securities purchased by the Company and is parenthetically disclosed on the Statement of Assets and Liabilities. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for option activity.

c.Security Transactions and Investment Income Security transactions are recorded as of the trade date. Realized gains and losses are determined on the specific identification method. Dividend income and distributions to stockholders are recorded as of the ex-dividend dates. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of short-term investments represent amortized cost.

d.Foreign Currency Translation and Transactions Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies versus U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Company’s Board of Directors. The Company does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. These changes are combined and included in net realized and unrealized gain or loss on the Statement of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

1. Significant Accounting Policies and Other Matters – (Continued from bottom of previous page.)

Realized foreign exchange gains or losses may also arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses may also arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. companies as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

e. Dividends and Distributions The Company expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually to common shareholders and quarterly to preferred shareholders. Dividends and distributions to common and preferred shareholders, which are determined in accordance with Federal income tax regulations are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital as they arise.

f. Federal Income Taxes The Company’s policy is to fulfill the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to its stockholders. Accordingly, no provision for Federal income taxes is required. In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Company’s tax positions taken or expected to be taken on Federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Company’s financial statements.

g. Contingent Liabilities Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of a matter that are reasonably estimable and, if so, they are included in the accrual.

h. Indemnifications In the ordinary course of business, the Company enters into contracts that contain a variety of indemnifications. The Company’s maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these indemnification provisions and expects any future risk of loss thereunder to be remote.

i. Coronavirus Pandemic The Coronavirus (COVID-19) pandemic has caused significant humanitarian and economic disruption both nationally and internationally. For the most part, governments worldwide have responded with significant fiscal and monetary stimulus to offset the decline in commercial activity. More recently, improved treatments are being administered to those infected and multiple vaccines have been developed and are being broadly administered with the goal of reducing the impact of the virus over time. Increased market volatility has occurred during the year and may continue prospectively. The Company, like many others, has adopted a telecommuting (i.e., work from home) posture in response but, otherwise continues to operate without significant adverse impact in light of the above events.

2. Fair Value Measurements – Various data inputs are used in determining the value of the Company’s investments. These inputs are summarized in a hierarchy consisting of the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities (including money market funds which are valued at net asset value, typically $1 per share),

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, etc.), and

Level 3 - significant unobservable inputs (including assumptions in determining the fair value of investments).

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NOTES TO FINANCIAL STATEMENTS (Unaudited) - continued
General American Investors

2. Fair Value Measurements – (Continued from bottom of previous page.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Company’s net assets as of March 31, 2021:

Assets	Level 1	Level 2	Level 3	Total
Common stocks	$1,149,247,348	—	—	$1,149,247,348
Rights	—	—	—	—
Purchased options	257,000	—	—	257,000
Money market fund	188,702,028	—	—	188,702,028
Total	$1,338,206,376	—	—	$1,338,206,376

Liabilities	Level 1	Level 2	Level 3	Total
Options written	$(1,146,255)	—	—	$(1,146,255)

No transfers among levels occurred during the three month ended March 31, 2021.